Borrowings (Details Textual) € in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 29, 2016 ILS (₪)	Feb. 20, 2014 ILS (₪)	Mar. 31, 2017	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)		Jul. 09, 2014 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Unpaid amount, description		(i) first, towards all unpaid amounts under the Series H, and (ii) secondly, towards all unpaid amounts under Series I.
Repayments of borrowings				₪ 460,523,000	$ 132,830		₪ 332,553,000		₪ 377,406,000
Percentage of unsecured debt				75.00%	75.00%	75.00%
Principal payments due description				Principal payments originally due in 2016 and 2017 were deferred for a period of one year (the "Extended Repayment Schedule").	Principal payments originally due in 2016 and 2017 were deferred for a period of one year (the "Extended Repayment Schedule").	Principal payments originally due in 2016 and 2017 were deferred for a period of one year (the "Extended Repayment Schedule").
Early Prepayments	₪ 382,000,000
Early prepayments reducing prcentage	12.00%
Repayment of debentures | €						€ 45
Description of bond holders
PC paid to its bondholders a total amount of NIS 191.7 million as an early redemption. Upon such payments, the PC complied with the Early Prepayment Term (early redemption at the total sum of at least NIS 382,000,000) and thus obtained a deferral of one year for the remaining contractual obligations of the bonds.

Profit and loss				₪ (401,681,000)	$ (115,858)		(312,068,000)	[1]	(314,922,000)	[1]
Loan to Bank Hapoalim [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				59,000,000
PC bank loan [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan were derecognized in amount				₪ 333,000,000
January 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Description of bond holders
●	New repayment ratios between the two Israeli Series of Bonds (new ratio: Bond A- 39% Bond B- 61%);
●	An increase in the level of the mandatory early repayments from 75% to 78% of the relevant net income;
●	New repayment schedule;
●	An increase in the compensation to be paid to the Bondholders in the event of successful disposal of Casa Radio Project;
●	A waiver of claims to the PC and its directors and officers; and
●	To waive the request for publication of quarterly financial reports by the Company.

●	New repayment ratios between the two Israeli Series of Bonds (new ratio: Bond A- 39% Bond B- 61%);
●	An increase in the level of the mandatory early repayments from 75% to 78% of the relevant net income;
●	New repayment schedule;
●	An increase in the compensation to be paid to the Bondholders in the event of successful disposal of Casa Radio Project;
●	A waiver of claims to the PC and its directors and officers; and
●	To waive the request for publication of quarterly financial reports by the Company.

●	New repayment ratios between the two Israeli Series of Bonds (new ratio: Bond A- 39% Bond B- 61%);
●	An increase in the level of the mandatory early repayments from 75% to 78% of the relevant net income;
●	New repayment schedule;
●	An increase in the compensation to be paid to the Bondholders in the event of successful disposal of Casa Radio Project;
●	A waiver of claims to the PC and its directors and officers; and
●	To waive the request for publication of quarterly financial reports by the Company.

Bondholders principal and interestc | €						€ 38,487
Interest rate on cash flow				The accumulated interest till that date in all of the series (in case of an exit which is not one of the four shopping centers only 50% of the interest) and 78% of the remaining cash (following the interest payment) will be used for an early repayment of the close principal payments for each of the series (A, B, Polish) each in accordance with its relative share in the deferred debt. Such prepayment will be real repayment and not in bond purchase.	The accumulated interest till that date in all of the series (in case of an exit which is not one of the four shopping centers only 50% of the interest) and 78% of the remaining cash (following the interest payment) will be used for an early repayment of the close principal payments for each of the series (A, B, Polish) each in accordance with its relative share in the deferred debt. Such prepayment will be real repayment and not in bond purchase.	The accumulated interest till that date in all of the series (in case of an exit which is not one of the four shopping centers only 50% of the interest) and 78% of the remaining cash (following the interest payment) will be used for an early repayment of the close principal payments for each of the series (A, B, Polish) each in accordance with its relative share in the deferred debt. Such prepayment will be real repayment and not in bond purchase.
March 2018 [Member] | Noteholders [Member]
Disclosure of detailed information about borrowings [line items]
One-time consent fee				₪ 2,000		€ 488
Restructuring Plans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings aggregate principal amount											₪ 434,000,000
Principal payments due description				Principal payments under the notes that originally due in the years 2013 to 2015 were deferred for a period of four and a half years.	Principal payments under the notes that originally due in the years 2013 to 2015 were deferred for a period of four and a half years.	Principal payments under the notes that originally due in the years 2013 to 2015 were deferred for a period of four and a half years.
Series I [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings aggregate principal amount		₪ 218,000,000
Interest rate percentage		6.00%
Borrowings payment date, description		Repayable in a single payment at December 1, 2019.
Series I [Member] | March 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings payment date, description				November 2019.	November 2019.	November 2019.
Purchase of borrowings				₪ 42,200,000
Total consideration				49,200,000
Due from borrowings				226,000,000
Profit and loss | $					$ 2,000
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings aggregate principal amount		₪ 448,000,000
Interest rate percentage		6.00%
Borrowings payment date, description		Repayable in a single payment at May 31, 2018.
Purchase of borrowings				150,000
Total consideration				138,000
Gain of borrowings							₪ 2,300		₪ 3,400
Series H [Member] | January 5, 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				₪ 240,000,000
Series H [Member] | March 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings payment date, description				May 2018.	May 2018.	May 2018.
Purchase of borrowings				₪ 7,100,000
Total consideration				7,200,000
Due from borrowings				₪ 50,000,000

[1]	Reclassified (discontinued operations). Refer to Note 19.